Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	AEMETIS, INC.
Entity Central Index Key	0000738214
Document Type	8-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31

UNAUDITED PRO FORMA CONDENSED COMBINED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Aemetis Inc
Current assets:
Cash and cash equivalents	$ 103
Accounts receivable	1,470
Inventories	2,965
Prepaid expenses	362
Other current assets	543
Total current assets	5,443
Property, plant, and equipment, net	15,473
Goodwill and intangible assets	2,768
Other assets	1,002
Total assets	24,686
Current liabilities:
Accounts payable	16,936
Current portion of long term secured notes	3,000
Secured notes, net of discount for issuance costs	5,282
Secured related party notes, net of discount for issuance costs	110
Subordinated debt, short-term notes and working capital loans	4,406
Mandatorily redeemable Series B Preferred	2,371
Contingent Consideration
Other current liabilities	3,732
Total current liabilities	35,837
Long term portion of secured notes, net of discount for issuance costs	21,013
Long term debt (related party), net of discount of issuance costs	5,251
Stockholders' deficit:
Preferred Stock	3
Common Stock	134
Additional paid-in capital	48,557
Accumulated deficit	(83,639)
Accumulated other comprehensive income	(2,470)
Total Stockholders' equity (deficit)	(37,415)
Total liabilities and stockholders' equity	24,686
Cilion Inc
Current assets:
Cash and cash equivalents	710
Accounts receivable	2,863
Inventories
Prepaid expenses	36
Other current assets	2,355
Total current assets	5,964
Property, plant, and equipment, net	37,315
Goodwill and intangible assets
Other assets	147
Total assets	43,426
Current liabilities:
Accounts payable	16
Current portion of long term secured notes
Secured notes, net of discount for issuance costs	1,931
Secured related party notes, net of discount for issuance costs
Subordinated debt, short-term notes and working capital loans
Mandatorily redeemable Series B Preferred
Contingent Consideration
Other current liabilities	328
Total current liabilities	2,275
Long term portion of secured notes, net of discount for issuance costs
Long term debt (related party), net of discount of issuance costs
Stockholders' deficit:
Preferred Stock	203,659
Common Stock	10
Additional paid-in capital	26
Accumulated deficit	(162,544)
Accumulated other comprehensive income
Total Stockholders' equity (deficit)	41,151
Total liabilities and stockholders' equity	43,426
Adjustments
Current assets:
Cash and cash equivalents	1,315	[1]
Accounts receivable	(2,863)	[2]
Inventories
Prepaid expenses	(23)	[3]
Other current assets	(988)	[4]
Total current assets	(2,559)
Property, plant, and equipment, net	33,149	[5]
Goodwill and intangible assets
Other assets	926	[5]
Total assets	31,516
Current liabilities:
Accounts payable	(2,863)	[2]
Current portion of long term secured notes
Secured notes, net of discount for issuance costs	16,594	[6]
Secured related party notes, net of discount for issuance costs
Subordinated debt, short-term notes and working capital loans
Mandatorily redeemable Series B Preferred
Contingent Consideration	3,824
Other current liabilities	(315)	[3]
Total current liabilities	17,240
Long term portion of secured notes, net of discount for issuance costs
Long term debt (related party), net of discount of issuance costs
Stockholders' deficit:
Preferred Stock	(203,659)	[7]
Common Stock	10	[7]
Additional paid-in capital	15,554	[7]
Accumulated deficit	202,371	[8]
Accumulated other comprehensive income
Total Stockholders' equity (deficit)	14,276	[8]
Total liabilities and stockholders' equity	31,516
Combined
Current assets:
Cash and cash equivalents	2,128
Accounts receivable	1,470
Inventories	2,965
Prepaid expenses	375
Other current assets	1,910
Total current assets	8,848
Property, plant, and equipment, net	85,937
Goodwill and intangible assets	2,768
Other assets	2,075
Total assets	99,628
Current liabilities:
Accounts payable	14,089
Current portion of long term secured notes	3,000
Secured notes, net of discount for issuance costs	23,807
Secured related party notes, net of discount for issuance costs	110
Subordinated debt, short-term notes and working capital loans	4,406
Mandatorily redeemable Series B Preferred	2,371
Contingent Consideration	3,824
Other current liabilities	3,745
Total current liabilities	55,352
Long term portion of secured notes, net of discount for issuance costs	21,013
Long term debt (related party), net of discount of issuance costs	5,251
Stockholders' deficit:
Preferred Stock	3
Common Stock	154
Additional paid-in capital	64,137
Accumulated deficit	(43,812)
Accumulated other comprehensive income	(2,470)
Total Stockholders' equity (deficit)	18,012
Total liabilities and stockholders' equity	$ 99,628

[1]	(a) Adjustment to reflect additional borrowings under (i) term loan in the amount of $15,000 to fund a portion of the cash Merger consideration; and (ii) $3,500 drawn under the $18,000 revolving loan facility to fund a portion of the cash Merger consideration and working capital, including an initial draw of $2,025 reflected as cash, for total of $18,000, less $710 of the cash held by Cilion that was retained by them.
[2]	(b) Elimination of transactions between Aemetis and Cilion to reflect the consolidation of the two entities after giving effect to the Merger, including: (i) accounts receivable and accounts payable of $2,863 and; (ii) revenues and expenses arising from the lease agreement between Aemetis and Cilion of $1,500 and $2,750 for the six months ended June 30, 2012 and the year months ended December 31, 2011, respectively.
[3]	(f) Elimination of deferred tax obligations in the amount of $315 of Cilion as a result of the Merger. In addition $23 of prepaid expenses were written off.
[4]	(h) Impact of deferred loan fees of $31(see item (c) above) and revaluation of assets of $957 (see (d) above).
[5]	(d) Revaluation of assets pursuant to the purchase price allocation, including adjusting for depreciation of $758 and $1,516 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively on the step-up in estimated fair value. Buildings, site improvements, integrated mechanical equipment and process equipment are depreciated using the straight-line method over a 20 year life. See Note 2 (Purchase Price Allocation) above.
[6]	(i) Secured notes increased for 16,500 for additional borrowings (see item (a) above), increase in the revolving loan facility for initial draw of 2,025 (see item (a) above), payment of Cilion obligations from Merger Consideration of $1,931 (see item (c) above), and transaction costs of $1,255 (see item (e) above).
[7]	(g) Elimination of all Cilion equity, accumulated deficit and additional paid-in capital due to the Merger as well as the issuance of 20 million shares of stock. See Note 1 (Merger Consideration) above.
[8]	(j) Impact on the income statement in the amount of $37,100 for merger consideration (see item (f) above), $33,119 for revalue of assets (see item (d) above), $1,462 for balance sheet adjustments (see items (a), (b). (f), and (h) above), $1,176 for fair value adjustment of contingent consideration (see Note 1 above), transaction costs of $1,255 incurred subsequent to June 30, 2012, and $162,570 of Cilion accumulated deficit (see item (g) above).

UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Aemetis Inc
Revenues	$ 88,476		$ 141,858
Cost of goods sold	92,755		137,216
Gross profit	(4,279)		4,642
Research and development expenses	341		577
Selling, general and administrative expeneses	4,376		8,571
Operating loss	(8,996)		(4,506)
Other income/(expense)
Interest income	2		23
Interest expense	(9,270)		(13,561)
Gain/(Loss) on sale of equipment and investments
Other income, net of expenses	(81)		53
Gain/(Loss) on sale of land	237		(401)
Gain (loss) on equipment held for sale
Gain/(Loss) before income taxes	(18,108)		(18,392)
Income taxes	(4)		95
Net Income/(Loss)	(18,112)		(18,297)
Other comprehensive loss
Foreign currency translation adjustment	84		(1,372)
Comprehensive loss, net of tax	(18,028)		(19,669)
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.14)		$ (0.18)
Weighted average shares outstanding
Basic and dilutive	132,184		103,537
Cilion Inc
Revenues	1,500		2,700
Cost of goods sold
Gross profit	1,500		2,700
Research and development expenses
Selling, general and administrative expeneses	1,335		4,143
Operating loss	165		(1,443)
Other income/(expense)
Interest income
Interest expense	(44)		(271)
Gain/(Loss) on sale of equipment and investments	(1,350)		577
Other income, net of expenses	112		(2,350)
Gain/(Loss) on sale of land
Gain (loss) on equipment held for sale	67
Gain/(Loss) before income taxes	(1,050)		(3,487)
Income taxes
Net Income/(Loss)	(1,050)		(3,487)
Other comprehensive loss
Foreign currency translation adjustment
Comprehensive loss, net of tax	(1,050)		(3,487)
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive
Weighted average shares outstanding
Basic and dilutive
Adjustments
Revenues	(1,500)	[1]	(2,700)	[1]
Cost of goods sold	(742)	[1],[2]	(684)	[1],[2]
Gross profit	(758)		(2,016)
Research and development expenses
Selling, general and administrative expeneses			(500)	[1]
Operating loss	(758)		(1,516)
Other income/(expense)
Interest income
Interest expense	(1,425)	[3]	(2,880)	[3],[4]
Gain/(Loss) on sale of equipment and investments
Other income, net of expenses			(292)	[5]
Gain/(Loss) on sale of land
Gain (loss) on equipment held for sale			40,093
Gain/(Loss) before income taxes	(2,183)		35,405
Income taxes
Net Income/(Loss)	(2,183)		35,405
Other comprehensive loss
Foreign currency translation adjustment
Comprehensive loss, net of tax	(2,183)		35,405
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.11)		$ 1.77
Weighted average shares outstanding
Basic and dilutive	20,000		20,000
Combined
Revenues	88,476		141,858
Cost of goods sold	92,013		136,532
Gross profit	(3,537)		5,326
Research and development expenses	341		577
Selling, general and administrative expeneses	5,711		12,214
Operating loss	(9,589)		(7,465)
Other income/(expense)
Interest income	2		23
Interest expense	(10,739)		(16,712)
Gain/(Loss) on sale of equipment and investments	(1,350)		577
Other income, net of expenses	31		(2,589)
Gain/(Loss) on sale of land	237		(401)
Gain (loss) on equipment held for sale	67		40,093
Gain/(Loss) before income taxes	(21,341)		13,526
Income taxes	(4)		95
Net Income/(Loss)	(21,345)		13,621
Other comprehensive loss
Foreign currency translation adjustment	84		(1,372)
Comprehensive loss, net of tax	$ (21,261)		$ 12,249
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.15)		$ 0.1
Weighted average shares outstanding
Basic and dilutive	152,184		123,537

[1]	(b) Elimination of transactions between Aemetis and Cilion to reflect the consolidation of the two entities after giving effect to the Merger, including: (i) accounts receivable and accounts payable of $2,863 and; (ii) revenues and expenses arising from the lease agreement between Aemetis and Cilion of $1,500 and $2,750 for the six months ended June 30, 2012 and the year months ended December 31, 2011, respectively.
[2]	(d) Revaluation of assets pursuant to the purchase price allocation, including adjusting for depreciation of $758 and $1,516 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively on the step-up in estimated fair value. Buildings, site improvements, integrated mechanical equipment and process equipment are depreciated using the straight-line method over a 20 year life. See Note 2 (Purchase Price Allocation) above.
[3]	(e) Adjustment to reflect expensed interest of $1,425 and $2,849 for the six months ended June 30, 2012 and the year ended December 31, 2012, respectively.
[4]	(c) Elimination of long term debt in the amount of $1,931 of Cilion to reflect the payment of these obligations immediately prior to the Merger. Deferred loan fees held as other current assets of $31 were recognized as interest expenseduring the year ended December 31, 2011.
[5]	(f) Elimination of deferred tax obligations in the amount of $315 of Cilion as a result of the Merger. In addition $23 of prepaid expenses were written off.

1. MERGER CONSIDERATION (in thousands)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
1. MERGER CONSIDERATION (in thousands)

The accompanying pro forma adjustments reflect the Merger transactions under ASC 805 Business Combinations (“ASC 805”). Under ASC 805 tangible and identifiable intangible assets acquired and liabilities assumed were recorded at their estimated fair values. The excess of the preliminary estimated fair value of net assets acquired over the Merger Consideration is classified as bargain purchase on the accompanying unaudited pro forma condensed combined balance sheet and statements of operations. The estimated fair values and useful lives of assets acquired and liabilities assumed were based on preliminary management estimates and are subject to final valuation adjustments which may cause some of the amounts ultimately recorded as bargain purchase to be materially different from those shown on the unaudited pro forma condensed combined balance sheet. The final fair value assignments could differ materially from the preliminary amounts reflected herein and may cause our actual results to differ materially from those presented in the unaudited pro forma condensed combined financial information.  All outstanding equity, including all outstanding rights to acquire equity, of Cilion was canceled.

The preliminary purchase price of and purchase price allocation for Cilion, Inc., as presented below, represent our best estimates.

Cash	$16,500
Fair value of 20,000,000 shares issued	15,600
Fair value of note payable	3,824
$35,924

2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands)

The total preliminary purchase price was allocated to Cilion’s net tangible and identifiable intangible assets based on their estimated fair values as of July 6, 2012 as set forth below. This allocation resulted in a bargain gain of $40,093.

Tangible Assets:
Accounts receivable	$3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097

Liabilities Assumed
Accounts payable	(6)

Identified Intangible Assets
Permits	926
Net Assets Acquired	$76,017

3. PRO FORMA ADJUSTMENTS (in thousands)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
3. PRO FORMA ADJUSTMENTS (in thousands)

Pro forma adjustments are necessary to reflect events that are: (i) directly attributable to the Merger; (ii) factually supportable, and; (iii) expected to have a continuing impact. The pro forma adjustments included in the Unaudited Pro Forma Statements are as follows:

(a)	Adjustment to reflect additional borrowings under (i) term loan in the amount of $15,000 to fund a portion of the cash Merger consideration; and (ii) $1,500 drawn under the $18,000 revolving loan facility to fund a portion of the cash Merger consideration and working capital, and an initial draw of $2,025 reflected as cash, for a total of $18,525, less $710 of the cash held by Cilion that was retained by its shareholders.

(b)	Elimination of transactions between Aemetis and Cilion to reflect the consolidation of the two entities after giving effect to the Merger, including: (i) accounts receivable and accounts payable of $2,863 and; (ii) revenues and expenses arising from the lease agreement between Aemetis and Cilion of $1,500 and $2,700 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively.

(c)	Elimination of long term debt in the amount of $1,931 of Cilion to reflect the payment of these obligations immediately prior to the Merger. Deferred loan fees held as other current assets of $31 were recognized as interest expense during the year ended December 31, 2011.

(d)	Adjusting for depreciation of $758 and $1,516 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively on the step-up in estimated fair value. Buildings, site improvements, integrated mechanical equipment and process equipment are depreciated using the straight-line method over a 20 year life. See Note 2 (Purchase Price Allocation) above.

(e)	Adjustment to reflect expensed interest of $1,425 and $2,849 for the six months ended June 30, 2012 and the year ended December 31, 2012, respectively.

(f)	Elimination of deferred tax obligations in the amount of $315 of Cilion as a result of the Merger. In addition $23 of prepaid expenses were written off.

(g)	Elimination of all Cilion equity, accumulated deficit and additional paid-in capital due to the Merger as well as the issuance of 20 million shares of stock. See Note 1 (Merger Consideration) above.

(h)	Impact of deferred loan fees of $31(see item (c) above) and revaluation of equipment held for sale included in other assets of $957 (see (d) above).

(i)	Secured notes increased for $16,500 for additional borrowings (see item (a) above), increase in the revolving loan facility for initial draw of $2,025 (see item (a) above), and payment of Cilion obligations from Merger Consideration of $1,931 (see item (c) above).

(j)	Approximate impact on equity related to: $15,600 in common stock issued, and bargain purchase of $40,093.

4. PRO FORMA EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
4. PRO FORMA EARNINGS PER SHARE

The pro forma basic and diluted earnings per share amounts presented in the Unaudited Pro Forma Condensed Combined Statements of Operations are determined using the weighted average number of Aemetis common shares outstanding as adjusted to reflect the common stock issued in the Merger as if the Merger had been consummated on January 1, 2011 and the shares were outstanding for all periods presented.

1. MERGER CONSIDERATION (in thousands) (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Purchase Price Allocation for Cilion Inc
Cash	$16,500
Fair value of 20,000,000 shares issued	15,600
Fair value of note payable	3,824
$35,924

2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands) (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Purchase Price Allocation
Tangible Assets:
Accounts receivable	$3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097

Liabilities Assumed
Accounts payable	(6)

Identified Intangible Assets
Permits	926
Net Assets Acquired	$76,017

1. MERGER CONSIDERATION (in thousands) (Details) (USD $)	Jun. 30, 2012
Merger Consideration In Thousands Details
Cash	$ 16,500
Fair value of 20,000,000 shares issued	15,600
Fair value of Note Payable	3,824
Total	$ 35,924

2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands) (Details) (USD $)	Jul. 06, 2012
Tangible Assets:
Accounts receivable	$ 3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097
Liabilities Assumed
Accounts payable	(6)
Identified Intangible Assets
Permits	926
Net Assets Acquired	$ 76,017